OTHER INTANGIBLE ASSETS, NET (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 2,071
2014	2,133
2015	2,005
2016	1,644
2017	1,521
2018 and thereafter	2,343
Other Intangible Assets Amortization Expense	$ 11,718